Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 JPY (¥)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 121,583,265	$ 123,693,628		$ 4,269,075				$ 4,125,872
Financial liabilities	$ 126,448,786	$ 114,624,313		4,439,915				3,823,359
Exchange Rate	US$1=NT$28.48	US$1=NT$29.98	US$1=NT$30.715
Exchange Rate	US$1=NT$28.48	US$1=NT$29.98	US$1=NT$30.715
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				1,527,381	¥ 43,499,803			1,189,539	¥ 35,662,384
Financial liabilities				1,517,568	43,220,325			1,211,472	¥ 36,319,926
Exchange Rate	US$1=RMB6.5249	US$1=RMB6.9762
Exchange Rate	US$1=RMB6.5249	US$1=RMB6.9762
US Dollar [member] | EUR equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				41,643	1,185,984
Financial liabilities				20,896	595,128
Exchange Rate	EUR1=US$0.8143
Exchange Rate	EUR1=US$0.8143
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,742,306	$ 3,833,605					¥ 13,544,360			¥ 13,889,872
Financial liabilities		$ 4,037,478			¥ 3,773,695		13,657,967			14,628,543
Exchange Rate	JPY1=NT$0.2763	JPY1=NT$0.2760
Exchange Rate	JPY1=NT$0.2763	JPY1=NT$0.2760
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets				324,434			1,174,208	212,904		771,392
Financial liabilities				$ 328,424			¥ 1,188,650	$ 225,197		¥ 815,929
Exchange Rate	JPY1=US$0.0097	JPY1=US$0.0092
Exchange Rate	JPY1=US$0.0097	JPY1=US$0.0092
Hong Kong, Dollars | HK dollar equal to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 641,912					$ 174,765
Financial liabilities	$ 69,103					$ 18,814
Exchange Rate	HKD1=NT$3.6730
Exchange Rate	HKD1=NT$3.6730